ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY (Details)								1 Months Ended	12 Months Ended
	Mar. 26, 2024 shares	Jan. 19, 2024 item	Nov. 16, 2023 $ / shares shares	Nov. 07, 2023 USD ($) $ / shares shares	Nov. 02, 2023 USD ($) D $ / shares shares	May 04, 2023 USD ($) $ / shares shares	Nov. 08, 2021 USD ($) $ / shares shares	Apr. 30, 2023 $ / shares shares	Dec. 31, 2023 USD ($) D $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	May 03, 2022 USD ($)	Dec. 31, 2021 shares
ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY
Promissory note - related party									$ 108,000	$ 76,000	$ 72,000
Conversion price | $ / shares									$ 3.50
Common stock, par value (in dollars per share) | $ / shares									$ 0.0001	$ 0.0001	$ 0.0001
Common stock subject to possible redemption shares outstanding | shares													73,259,663
Shares agreed to sell | shares									5,902,000		33,167,000
Cash									$ 258,000	$ 1,398,000	$ 16,122,000
CONCORD ACQUISITION CORP III
ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY
Condition for future business combination number of businesses minimum									1
Purchase price, per unit | $ / shares							$ 10.00		$ 10.20
Proceeds received from initial public offering, gross							$ 345,000,000
Aggregate amount									$ 6,900,000
Promissory note - related party									$ 35,000
Conversion price | $ / shares									$ 1.00
Condition for future business combination use of proceeds percentage									80
Condition for future business combination threshold percentage ownership									50
Obligation to redeem public shares if entity does not complete a business combination (as a percent)									100.00%
Redemption of shares calculated based on business days prior to consummation of business combination (in days)									2 days
Aggregate of shares | shares								999,665
Stockholders of number of shares who exercised their right to redeem shares | shares	3,766,000								30,558,639
Redemption price per share | $ / shares				$ 10.70		$ 10.42
Aggregate redemption amount				$ 1,100,000		$ 317,000,000
Trust Account				$ 42,200,000
Common stock subject to possible redemption shares outstanding | shares				3,941,361
Deferred underwriters commission									$ 6,991,425
Gross proceeds									$ 5,083,575	12,075,000
Maximum threshold period for registration statement to become effective after business combination					60 days
Percentage of gross proceeds on total equity proceeds					60
Redemption period upon closure									10 days
Maximum allowed dissolution expenses									$ 100,000
Cash									16,371	521,149
Payment for dissolution expenses									100,000
Marketable securities and cash held in Trust Account						$ 42,000,000			42,406,594	356,190,233
Net proceeds from ipo, private placement and sponsor loans									351,900,000
Cash withdrawn from trust account to pay taxes									$ 2,137,351	822,658
Holders of number of shares who exercised their right to redeem shares | shares	3,766,000								30,558,639
Reimbursement of expenses									$ 413,529	0
Offset reported expenses									709,970	0
Expense reimbursement receivable									296,441	$ 0
CONCORD ACQUISITION CORP III | Subsequent Events
ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY
Minimum stockholders on a continuous basis | item		300
CONCORD ACQUISITION CORP III | Volume weighted average price [Member]
ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY
Aggregate of shares | shares					20,000,000
CONCORD ACQUISITION CORP III | VWAP greater or equals to 12.50
ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY
Unvested shares upon completion of business combination | shares					6,666,667
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares					$ 12.50
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D					20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D					30
CONCORD ACQUISITION CORP III | VWAP greater or equals to 15.00
ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY
Unvested shares upon completion of business combination | shares					6,666,666
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares					$ 15.00
CONCORD ACQUISITION CORP III | VWAP greater or equals to 17.50
ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY
Unvested shares upon completion of business combination | shares					6,666,667
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares					$ 17.50
CONCORD ACQUISITION CORP III | Promissory Note with Related Party
ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY
Aggregate amount												$ 350,000
Promissory note - related party									$ 35,000
CONCORD ACQUISITION CORP III | Class B common stock
ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares									$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D									20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D									30
Conversion of Class B common stock to Class A common stock (in shares) | shares			8,624,999
CONCORD ACQUISITION CORP III | Class A common stock
ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY
Sale of private placement warrants (in shares) | shares									33,550,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001						$ 0.0001	$ 0.0001
Stockholders of number of shares who exercised their right to redeem shares | shares				98,573		30,460,066
Issue price per share | $ / shares					$ 9.20
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)					115
Conversion of Class B common stock to Class A common stock (in shares) | shares			8,624,999
Holders of number of shares who exercised their right to redeem shares | shares				98,573		30,460,066
CONCORD ACQUISITION CORP III | Class A common stock subject to possible redemption
ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY
Common stock subject to possible redemption shares outstanding | shares									3,941,361	34,500,000
CONCORD ACQUISITION CORP III | Warrants | Class A common stock
ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY
Purchase price, per unit | $ / shares									$ 11.50
CONCORD ACQUISITION CORP III | Public Warrants
ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY
Stock price trigger for redemption of public warrants (in dollars per share) | $ / shares					$ 18.00
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)					180.00%
CONCORD ACQUISITION CORP III | Sponsor Loan Warrants
ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY
Number of shares to be issued at closing | shares					1,399,107
CONCORD ACQUISITION CORP III | Initial Public Offering
ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY
Number of units issued | shares							34,500,000
Purchase price, per unit | $ / shares									$ 10.76
Gross proceeds									$ 5,083,575
CONCORD ACQUISITION CORP III | Private Placement | Class A common stock
ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY
Shares agreed to sell | shares					4,484,854
CONCORD ACQUISITION CORP III | Private Placement | Class A common stock | PIPE Subscription Agreement
ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY
Purchase price per share | $ / shares					$ 6.67
Aggregate purchase price					$ 29,900,000
Aggregate number of shares agreed to allocate by Sponsor | shares					781,961
CONCORD ACQUISITION CORP III | Private Placement | Private Placement Warrants
ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY
Price of warrant | $ / shares							$ 1.00
Proceeds from issuance of private placement warrants							$ 9,400,000
CONCORD ACQUISITION CORP III | Over-allotment option
ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY
Number of units issued | shares							4,500,000
CONCORD ACQUISITION CORP III | Sponsor Earnout Shares [Member]
ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY
Proceeds from issuance of private placement warrants					$ 169,200
Aggregate transaction consideration share price | $ / shares					$ 10.00
Company value amount					$ 350,000,000
Number of shares to be unvested and subject to forfeiture as of the closing to certain earn-out shares | shares					1,920,375
Number of shares to be private placement warrants issued at closing | shares					2,820,000				2,820,000
CONCORD ACQUISITION CORP III | Sponsor | Sponsor Loan Warrants
ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY
Aggregate amount							$ 6,900,000
Conversion price | $ / shares							$ 1.00
CONCORD ACQUISITION CORP III | Sponsor | Initial Public Offering
ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY
Aggregate amount									$ 6,900,000
CONCORD ACQUISITION CORP III | Sponsor | Private Placement | Private Placement Warrants
ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY
Sale of private placement warrants (in shares) | shares							8,260,606
CONCORD ACQUISITION CORP III | CA2 Co-Investment LLC | Private Placement | Private Placement Warrants
ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY
Sale of private placement warrants (in shares) | shares							1,139,394